UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        September 30, 2007
                                               -------------------------

 Check here if Amendment [_]; Amendment Number:
                                               -------------------------

  This Amendment (Check only one.):       [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Whippoorwill Associates, Incorporated
           -------------------------------------------
Address:   11 Martine Avenue, 11th Floor
           -------------------------------------------
           White Plains, New York 10606
           -------------------------------------------



Form 13F File Number: 28-12334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shelley F. Greenhaus
           ---------------------------
Title:     President
           ---------------------------
Phone:     914-683-1002
           ---------------------------

 Signature, Place, and Date of Signing:

  Shelley F. Greenhaus          White Plains, New York         November 14, 2007
------------------------        ----------------------         -----------------
     [Signature]                    [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          --------------

Form 13F Information Table Entry Total:            8
                                          --------------

Form 13F Information Table Value Total:        76,859
                                          --------------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



NONE



















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

                        FORM 13F INFORMATION TABLE

   COLUMN 1           COLUMN 2       COLUMN 3    COLUMN 4       COLUMN 5             COLUMN 6    COLUMN 7           COLUMN 8
   --------           --------       --------    --------       --------             --------    --------           --------

                                                                SHRS OR
                                                 VALUE            PRN     SH/  PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS      CUSIP    (x $1000)       PRN AMT   PRN  CALL  DISCRETION   MANAGES     SOLE    SHARED   NONE
--------------     --------------      -----    ---------       -------   ---  ----  ----------   -------     ----    ------   ----
ATP OIL & GAS CORP       COM        00208J 10 8   30,733       653,467    SH            SOLE                653,467
-----------------------------------------------------------------------------------------------------------------------------------
COTT CORP QUE            COM        22163N 10 6    5,733       719,300    SH            SOLE                719,300
-----------------------------------------------------------------------------------------------------------------------------------
PILGRIMS PRIDE CORP      COM        721467 10 8      497        14,300    SH            SOLE                 14,300
-----------------------------------------------------------------------------------------------------------------------------------
SILICON GRAPHICS INC   COM NEW      827056 30 0   18,104       916,673    SH            SOLE                916,673
-----------------------------------------------------------------------------------------------------------------------------------
SIX FLAGS INC       NOTE 4.5% 5/1   83001P AJ 8    4,263     5,000,000    PRN           SOLE              5,000,000
-----------------------------------------------------------------------------------------------------------------------------------
TERRA INDS INC           COM        880915 10 3    4,755       152,127    SH            SOLE                152,127
-----------------------------------------------------------------------------------------------------------------------------------
AMERCO                   COM        023586 10 0    3,523        55,511    SH            SOLE                 55,511
-----------------------------------------------------------------------------------------------------------------------------------
WALTER INDS INC          COM        93317Q 10 5    9,251       343,900    SH            SOLE                343,900
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